Fair value measurements	12 Months Ended
Mar. 31, 2013
Fair value measurements

18. Fair value measurements:

Fair value is defined as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.” U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value according to observability. The inputs are described as follows:

Level 1—quoted prices in active markets for identical assets or liabilities

Level 2—inputs other than quoted prices included within Level 1 that are observable for the asset or liability

Level 3—unobservable inputs for the asset or liability

DOCOMO also distinguishes assets and liabilities measured at fair value every period on a recurring basis from those measured on a nonrecurring basis in certain circumstances.

(a) Assets and liabilities measured at fair value on a recurring basis

DOCOMO’s assets and liabilities measured at fair value on a recurring basis include available-for-sale securities and derivatives.

DOCOMO’s assets and liabilities that were measured at fair value on a recurring basis at March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥51,808	¥51,808	¥—	¥—
Equity securities (foreign)	64,161	64,161	—	—
Debt securities (foreign)	30	30	—	—

Total available-for-sale securities	115,999	115,999	—	—

Total	¥115,999	¥115,999	¥—	¥—

Liabilities:
Derivatives
Foreign exchange forward contracts	¥1	¥—	¥1	¥—
Foreign currency option contracts	1,096	—	1,096	—

Total derivatives	1,097	—	1,097	—

Total	¥1,097	¥—	¥1,097	¥—

There were no transfers between Level 1 and Level 2.

	Millions of yen
	2013
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥62,076	¥62,076	¥—	¥—
Equity securities (foreign)	294,435	294,435	—	—
Debt securities (foreign)	29	29	—	—

Total available-for-sale securities	356,540	356,540	—	—

Derivatives
Foreign exchange forward contracts	¥7	¥—	¥7	¥—
Total derivatives	7	—	7	—

Total	¥356,547	¥356,540	¥7	¥—

Liabilities:
Derivatives
Foreign currency option contracts	¥369	¥—	¥369	¥—
Total derivatives	369	—	369	—

Total	¥369	¥—	¥369	¥—

There were no transfers between Level 1 and Level 2.

Available-for-sale securities

Available-for-sale securities include marketable equity securities and debt securities, which are valued using quoted prices in active markets for identical assets. Therefore, these securities are classified as Level 1.

Derivatives

Derivative instruments are foreign exchange forward contracts and foreign currency option contracts, which are valued based on observable market data, and are classified as Level 2. The valuation of such derivatives is periodically validated using observable market data, such as exchange rates.

(b) Assets and liabilities measured at fair value on a nonrecurring basis

Certain assets and liabilities are measured at fair value on a nonrecurring basis in certain circumstances.

DOCOMO may be required to measure fair value of long-lived assets, equity securities whose fair values are not readily determinable, and other assets or liabilities on a nonrecurring basis.

DOCOMO uses valuation methods such as a discounted cash flow method and market approach techniques in order to determine the fair value of its assets and liabilities classified as Level 3. DOCOMO selects a valuation method which best reflects the nature, characteristics, and risks of each asset and liability, and also determines the unobservable inputs using the best and most relevant data available. DOCOMO verifies the appropriateness of valuation methods and unobservable inputs, and may use third-party pricing information to evaluate the appropriateness of our valuation during the verification processes.

DOCOMO’s assets that were measured at fair value on a nonrecurring basis for the fiscal year ended March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3	gains (losses) (before taxes)
Assets:
Goodwill	¥3,897	¥—	¥—	¥3,897	¥(6,310)
Long-lived assets	353	—	—	353	(706)

Goodwill

Fair value of the reporting unit is measured based on discounted cash flow method in combination with a market approach using unobservable inputs. Therefore, it is classified as Level 3.

Long-lived assets

When necessary, fair value is measured based on discounted cash flow method using unobservable inputs. Therefore, it is classified as Level 3.

	Millions of yen
	2013
	Total	Level 1	Level 2	Level 3	gains (losses) (before taxes)
Assets:
Receivables held for sale	¥779,042	¥—	¥779,042	¥—	¥(8,620)
Investments in affiliates	132,010	—	—	132,010	(25,913)
Goodwill	7,855	—	—	7,855	(7,281)
Long-lived assets	—	—	—	—	(452)

Receivables held for sale

Receivables held for sale are measured at the lower of cost or fair value in the consolidated balance sheets.

Receivables held for sale are classified as Level 2. DOCOMO measures the fair value of the receivables held for sale by discounting, at LIBOR-based discount rates, estimated future cash flows while taking into account factors such as default probabilities and loss severity of similar trade receivables.

Investments in affiliates

The fair value of investments in affiliates, including TTSL, is measured based on discounted cash flow method using unobservable inputs. Therefore, these fair value measurements are classified as Level 3.

Goodwill

Fair value of the reporting unit is measured based on discounted cash flow method using unobservable inputs. Therefore, it is classified as Level 3.

Long-lived assets

When necessary, the fair value of long-lived assets is measured based on the relief-from-royalty method using unobservable inputs. Therefore, it is classified as Level 3.

DOCOMO’s assets that were measured at fair value on a nonrecurring basis classified in Level 3 for the year ended March 31, 2013 comprised the following:

	Millions of yen
	2013
	Fair value	Valuation technique	Significant Unobservable input	Input value
Assets:
Investments in affiliates	¥132,010	Discounted cash flow method	Weighted average cost of capital	11.3%-15.9%
Goodwill	7,855	Discounted cash flow method	Weighted average cost of capital	9.5%
Long-lived assets	—	Relief-from-royalty method	Royalty rate	1.5%